Other assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Other Assets [Abstract]
Schedule of other assets
As at September 30, 2022 (Successor) and December 31, 2021 (Predecessor), other assets included the following:

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Deferred contract costs	75	15
Favorable drilling and management services contracts	62	9
Prepaid expenses	52	51
Taxes receivable	45	48
Right of use asset	10	24
Derivative asset – interest rate cap	8	—
Reimbursable amounts due from customers	7	13
Restructuring backstop commitment fee	—	20
Other	31	44

Total other assets	290	224

Other assets were presented in our Consolidated Balance Sheet as follows:

	Successor	Predecessor
(In $ millions)	As at September 30, 2022	As at December 31, 2021
Other current assets	267	197
Other non-current assets	23	27

Total other assets	290	224

The following table summarizes the movement for the nine months ended September 30, 2021 (Predecessor):

(In $ millions)	Gross carrying amount	Accumulated amortization	Net carrying amount
As at January 1, 2021 (Predecessor)	266	(256)	10
Amortization	—	—	—
As at March 31, 2021 (Predecessor)	266	(256)	10
Amortization	—	—	—
As at June 30, 2021 (Predecessor)	266	(256)	10
Amortization	—	—	—

As at September 30, 2021 (Predecessor)	266	(256)	10

The following table summarizes the movement for the period from January 1, 2022 through February 22, 2022 (Predecessor) and from February 23, 2022 through March 31, 2022, June 30, 2022 and September 30, 2022 (Successor):

(In $ millions)	Gross Carrying Amount	Accumulated amortization	Net carrying amount
As at January 1, 2022 (Predecessor)	266	(257)	9
Amortization	—	—	—

As at February 22, 2022 (Predecessor)	266	(257)	9
Fresh Start accounting	(170)	257	87

As at February 23, 2022 (Successor)	96	—	96
Amortization	—	(5)	(5)
As at March 31, 2022 (Successor)	96	(5)	91
Amortization	—	(16)	(16)
As at June 30, 2022 (Successor)	96	(21)	75
Amortization	—	(13)	(13)

As at September 30, 2022 (Successor)	96	(34)	62

As at December 31, 2021 and 2020, other assets included the following:

(In $ millions)	December 31, 2021	December 31, 2020
	(As adjusted)	(As adjusted)
Prepaid expenses	51	65
Taxes receivable	48	32
Right of use asset	24	57
Deferred contract costs	15	14
Reimbursable amounts due from customers	13	11
Favorable drilling and management services contracts	9	10
Restructuring backstop commitment fee	20	—
Other	44	43

Total other assets	224	232

Other assets are presented in our Consolidated Balance Sheets as follows:

(In $ millions)	December 31, 2021	December 31, 2020
	(As adjusted)	(As adjusted)
Other current assets	197	187
Other non-current assets	27	45

Total other assets	224	232

Amortization of favorable contracts
The table below shows the amounts relating to favorable contracts that is expected to be amortized over the following periods:

	Period ended December 31
(In $ millions)	2022	2023	2024	2025 and thereafter	Total
Amortization of favorable contracts	31	29	1	1	62